GOODWILL AND INTANGIBLE ASSETS - Finite-lived Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Gross	$ 115,226	$ 76,202
Accumulated Amortization	(48,998)	(29,755)
Net	66,228	46,447
Technology
Finite-Lived Intangible Assets [Line Items]
Gross	51,946	48,008
Accumulated Amortization	(29,929)	(21,454)
Net	$ 22,017	26,554
Technology | Minimum
Finite-Lived Intangible Assets [Line Items]
Amortization Period (Years)	3 years
Technology | Maximum
Finite-Lived Intangible Assets [Line Items]
Amortization Period (Years)	5 years
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross	$ 49,273	21,794
Accumulated Amortization	(13,076)	(6,749)
Net	$ 36,197	15,045
Customer relationships | Minimum
Finite-Lived Intangible Assets [Line Items]
Amortization Period (Years)	2 years
Customer relationships | Maximum
Finite-Lived Intangible Assets [Line Items]
Amortization Period (Years)	9 years
Brand
Finite-Lived Intangible Assets [Line Items]
Gross	$ 12,109	4,295
Accumulated Amortization	(4,575)	(961)
Net	$ 7,534	3,334
Brand | Minimum
Finite-Lived Intangible Assets [Line Items]
Amortization Period (Years)	1 year
Brand | Maximum
Finite-Lived Intangible Assets [Line Items]
Amortization Period (Years)	7 years
Non-competition agreements
Finite-Lived Intangible Assets [Line Items]
Amortization Period (Years)	3 years
Gross	$ 1,898	2,105
Accumulated Amortization	(1,418)	(591)
Net	$ 480	$ 1,514